Intangible assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets and Goodwill
Schedule of useful lives of intangible assets

Trademarks	2 to 10 years
Developed Technologies	6 to 18 years
Patents & licenses	5 to 15 years
Customer List	5 to 8 years

Schedule of development of goodwill

	2023
					Translation
	At January 1	Acquisition	Disposals	Impairment	and other	At 31 December
	k€	k€	k€	k€	k€	k€
OAI/Evotec International Execute	82,223	—	—	—	1,223	83,446
OAI/Evotec International Innovate	9,164	41	—	—	55	9,219
Evotec (US) Execute	4,457	—	—	—	(155)	4,302
Aptuit Execute	146,224	—	—	—	831	147,055
Just Execute	32,751	—	—	—	(1,138)	31,613
Total	274,819	41	—	—	816	275,635

The goodwill addition in financial year 2023 to the OAI/Evotec International Innovate cash-generating unit was a result of the acquisition of the remaining 50% of NephThera GmbH.

	2022
					Translation
	At January 1	Acquisition	Disposals	Impairment	and other	At 31 December
	k€	k€	k€	k€	k€	k€
OAI/Evotec International Execute	84,480	—	—	—	(2,257)	82,223
OAI/Evotec International Innovate	9,204	—	—	—	(40)	9,164
Evotec (US) Execute	4,197	—	—	—	260	4,457
Aptuit Execute	128,845	19,622	—	—	(2,243)	146,224
Just Execute	30,843	—	—	—	1,908	32,751
Total	257,569	19,622	—	—	(2,372)	274,819

Schedule of assumptions for cash-generating units and sensitivity

	OAI / Evotec		OAI / Evotec		Evotec
	International		International		(US)		Aptuit		Just
	Execute		Innovate		Execute		Execute		Execute
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022

Denominated in	GBP /EUR		GBP /EUR		USD		GBP /EUR		USD
Pre-tax discount rate	11.43%	10.15%	13.41%	11.93%	10.44%	9.32%	14.20%	13.12%	12.86%	11.71%
Sustainable growth rate	2%	2%	2%	2%	2%	2%	2%	2%	2%	2%

2023
	Recoverable				Decrease in	Reduction
	amount exceeding	Applied post-tax	Increase in post-tax	Applied sustainable	sustainable	in cash
	carrying amount	discount rate	discount rate	growth rate	growth rate	flows
	in €m	in %-points	in %-points	in %-points	in %-points	in %-points
Just Execute	5.5	11.1	0.1	2.0	0.3	1.3

Schedule of development of intangible assets

	2023
	Patents and	Developed	Customer
In k€	Licenses	Technologies	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount beginning of the year	12,883	100,735	69,089	6,539	189,246
Foreign currency translation	(46)	(731)	(327)		(1,105)
Additions	—	3,659	—	—	3,659
Business combination	—	—	—	—	—
Reclassification	(1,672)	1,672	—	—	—
Amount end of the year	11,166	105,334	68,762	6,539	191,800
Depreciation, amortization and impairments
Amount beginning of the year	11,349	94,160	54,405	5,513	165,427
Foreign currency translation	10	(641)	(404)	—	(1,035)
Additions	84	822	5,818	222	6,946
Impairment	—	5,011	—	—	5,011
Reclass	(1,138)	1,138	—	—	—
Amount end of the year	10,304	100,490	59,819	5,735	176,348
Net book value
Amount beginning of the year	1,534	6,575	14,684	1,026	23,819
Amount end of the year	861	4,844	8,943	804	15,453

	2022
	Patents
	and	Developed	Customer
In k€	Licenses	Technologies	relationships	Trademarks	Total
Acquisition and manufacturing cost
Amount at the beginning of the year	11,211	99,784	69,089	6,539	186,623
Foreign currency Translation	—	34	—	—	34
Additions	—	917	—	—	917
Business Combinations	1,672	—	—	—	1,672
Reclassification
Amount end of the year	12,883	100,735	69,089	6,539	189,246
Depreciation, amortization and impairments
Amount at the beginning of the year	10,182	92,983	47,391	5,216	155,772
Foreign currency translation	—	(438)	45	—	(393)
Additions	1,223	1,559	6,969	297	10,048
Impairment
Reclass	(56)	56	—	—	—
Amount end of the year	11,349	94,160	54,405	5,513	165,427

Net Book value
Amount beginning of the year	1,029	6,801	21,698	1,323	30,851
Amount end of the year	1,534	6,575	14,684	1,026	23,819